INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw and packaging materials	$ 1,754	$ 1,589
Products in process	751	781
Finished products	2,871	2,502
Materials in transit and payments on account	126	140
Inventories	$ 5,502	$ 5,012